Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Denominator:
Weighted average common shares outstanding, basic (in shares)	288.7	253.4	283.3	253.4	253.4	253.4	253.4
Weighted average common shares outstanding, diluted (in shares)	288.7	253.4	283.3	253.4	253.4	253.4	253.4
Numerator:
Net income (loss)	$ 6.4	$ (41.1)	$ (150.4)	$ (46.5)	$ (93.5)	$ (0.3)	$ 11.1
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, basic					$ (105.4)	$ (0.3)	$ 11.1
Earnings Per Share, Basic [Abstract]
Basic net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)	$ (0.42)	$ 0	$ 0.04
Diluted net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)	$ (0.42)	$ 0	$ 0.04
LIONSGATE STUDIOS CORP [Member]
Denominator:
Weighted average common shares outstanding, basic (in shares)	288.7	253.4	283.3	253.4
Weighted average common shares outstanding, diluted (in shares)	288.7	253.4	283.3	253.4
Numerator:
Net income (loss)	$ 6.4	$ (41.1)	$ (150.4)	$ (46.5)
Accretion of redeemable noncontrolling interest	(0.3)	0.0	(1.0)	0.0
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, basic	6.1	(41.1)	(151.4)	(46.5)
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, diluted	$ (6.1)	$ 41.1	$ (151.4)	$ (46.5)
Earnings Per Share, Basic [Abstract]
Basic net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)
Diluted net loss per common share (in usd per share)	$ 0.02	$ (0.16)	$ (0.53)	$ (0.18)
LIONS GATE ENTERTAINMENT CORP [Member]
Denominator:
Weighted average common shares outstanding, basic (in shares)	240.2	235.1	238.4	233.1	233.6	227.9	224.1
Weighted average common shares outstanding, diluted (in shares)	240.2	235.1	238.4	233.1	233.6	227.9	224.1
Numerator:
Net income (loss)	$ (21.9)	$ (106.6)	$ (244.7)	$ (1,063.5)	$ (1,102.9)	$ (2,010.2)	$ (188.2)
Accretion of redeemable noncontrolling interest	(0.3)	0.0	1.0	0.0	(11.9)	0.0	0.0
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, basic		$ (106.6)	$ (245.7)	$ (1,063.5)	(1,114.8)	(2,010.2)	(188.2)
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, diluted	$ (22.2)				$ (1,114.8)	$ (2,010.2)	$ (188.2)
Earnings Per Share, Basic [Abstract]
Basic net loss per common share (in usd per share)	$ (0.09)	$ (0.45)	$ (1.03)	$ (4.56)	$ (4.77)	$ (8.82)	$ (0.84)
Diluted net loss per common share (in usd per share)	$ (0.09)	$ (0.45)	$ (1.03)	$ (4.56)	$ (4.77)	$ (8.82)	$ (0.84)